Goodwill (Tables)	7 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Successor's Goodwill
The changes in the carrying amount of Successor’s goodwill are summarized by reportable segment as follows:

	Cyber and Engineering	Analytics	Total
As of May 22, 2020	$—	$—	$—
Goodwill arising from the PCI acquisition	34,966	—	34,966
Goodwill arising from the NuWave acquisition	—	10,419	10,419
Goodwill arising from the Open Solutions acquisition	—	26,857	26,857
Goodwill arising from the ProModel acquisition	—	19,029	19,029

As of December 31, 2020	$34,966	$56,305	$91,271